DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value

COMMON STOCKS - 99.5%
Communication Services - 2.6%
Activision Blizzard, Inc.	1,566	$91,768
Alphabet, Inc., Class A*	39	110,680
Alphabet, Inc., Class C*	42	119,660
Altice USA, Inc., Class A*	6,465	102,406
AT&T, Inc.	1,850	42,235
Cable One, Inc.	24	42,529
Charter Communications, Inc., Class A*	161	104,051
Comcast Corp., Class A	1,491	74,520
Discovery, Inc., Class A*(a)	1,907	44,376
Discovery, Inc., Class C*	5,583	126,790
DISH Network Corp., Class A*	3,361	105,031
Electronic Arts, Inc.	927	115,152
Fox Corp., Class A	3,383	120,807
Fox Corp., Class B	1,659	55,742
IAC/InterActiveCorp*	132	17,642
Interpublic Group of Cos., Inc.	32,745	1,086,807
Liberty Broadband Corp., Class C*	130	20,131
Liberty Media Corp-Liberty SiriusXM, Class A*	619	30,207
Liberty Media Corp-Liberty SiriusXM, Class C*	1,439	70,410
Lumen Technologies, Inc.(a)	17,519	216,184
Madison Square Garden Sports Corp.*	93	16,021
Match Group, Inc.*	826	107,372
Meta Platforms, Inc., Class A*	163	52,887
New York Times Co., Class A	1,217	57,808
News Corp., Class A	8,629	186,559
News Corp., Class B	2,798	60,297
Nexstar Media Group, Inc., Class A	1,926	287,937
Omnicom Group, Inc.	8,787	591,453
Playtika Holding Corp.*	1,081	18,593
Sirius XM Holdings, Inc.(a)	4,272	26,059
Take-Two Interactive Software, Inc.*	1,222	202,705
Twitter, Inc.*	135	5,932
Verizon Communications, Inc.	1,273	63,994
ViacomCBS, Inc., Class B	4,592	142,122
Vimeo, Inc.*	826	15,950
Walt Disney Co.*	114	16,519
World Wrestling Entertainment, Inc., Class A(a)	817	40,327
Zynga, Inc., Class A*	1,523	9,184

(Cost $4,651,323)		4,598,847

Consumer Discretionary - 11.8%
Advance Auto Parts, Inc.	2,620	578,286
Amazon.com, Inc.*	15	52,606
Aptiv PLC*	575	92,201
Aramark	678	22,645
AutoNation, Inc.*	3,951	489,331
AutoZone, Inc.*	268	486,975
Bath & Body Works, Inc.	402	30,202
Best Buy Co., Inc.	6,507	695,338
Booking Holdings, Inc.*	12	25,222
BorgWarner, Inc.	1,634	70,720
Bright Horizons Family Solutions, Inc.*	156	19,180
Brunswick Corp.	3,796	356,482
Burlington Stores, Inc.*	61	17,881
CarMax, Inc.*	890	125,713
Carter’s, Inc.	1,199	121,135
Chipotle Mexican Grill, Inc.*	76	124,899
Choice Hotels International, Inc.	318	45,649
Columbia Sportswear Co.	1,072	104,552
D.R. Horton, Inc.	4,950	483,615
Darden Restaurants, Inc.	194	26,762
Deckers Outdoor Corp.*	701	284,185
Dick’s Sporting Goods, Inc.	2,845	334,458
Dollar General Corp.	1,823	403,430
Dollar Tree, Inc.*	5,283	707,024
Domino’s Pizza, Inc.	378	198,125
eBay, Inc.	8,777	592,096
Etsy, Inc.*(a)	212	58,211
Five Below, Inc.*	763	155,225
Floor & Decor Holdings, Inc., Class A*	988	127,363
Foot Locker, Inc.	6,329	288,856
Ford Motor Co.	37,313	716,037
Frontdoor, Inc.*	731	25,263
Gap, Inc.	630	10,414
Garmin Ltd.	3,046	406,763
General Motors Co.*	5,731	331,653
Gentex Corp.	8,387	288,764
Genuine Parts Co.	6,854	875,530
Grand Canyon Education, Inc.*	718	52,034
H&R Block, Inc.	3,301	78,168
Hanesbrands, Inc.	7,808	126,099
Harley-Davidson, Inc.	5,475	200,549
Hasbro, Inc.	631	61,150
Hilton Worldwide Holdings, Inc.*	566	76,450
Home Depot, Inc.	145	58,089
Kohl’s Corp.	1,199	61,425
Lear Corp.	890	149,333
Leggett & Platt, Inc.	4,889	197,467
Lennar Corp., Class A	4,668	490,373
Lennar Corp., Class B	277	23,761
Lithia Motors, Inc.	125	36,416
LKQ Corp.	12,814	716,303
Lowe’s Cos., Inc.	1,602	391,833
Lululemon Athletica, Inc.*	125	56,801
Marriott International, Inc., Class A*	270	39,841
Mattel, Inc.*	4,669	99,030
McDonald’s Corp.	260	63,596
Mohawk Industries, Inc.*	1,725	289,576
Newell Brands, Inc.	9,047	194,239

NIKE, Inc., Class B	246	41,633
NVR, Inc.*	64	334,422
Ollie’s Bargain Outlet Holdings, Inc.*(a)	159	9,841
O’Reilly Automotive, Inc.*	952	607,528
Penske Automotive Group, Inc.	1,348	134,288
Petco Health & Wellness Co., Inc.*	1,594	30,557
Polaris, Inc.(a)	1,826	204,129
Pool Corp.	1,319	730,884
PulteGroup, Inc.	9,938	497,198
PVH Corp.	191	20,395
Qurate Retail, Inc., Series A	18,592	148,736
Ralph Lauren Corp.	588	68,232
Ross Stores, Inc.	1,259	137,344
Service Corp. International	5,518	365,071
Skechers U.S.A., Inc., Class A*	1,099	49,367
Starbucks Corp.	161	17,652
Tapestry, Inc.	1,078	43,249
Target Corp.	3,760	916,838
Terminix Global Holdings, Inc.*	1,494	55,756
Thor Industries, Inc.	237	25,053
TJX Cos., Inc.	2,295	159,273
Toll Brothers, Inc.	2,888	183,301
TopBuild Corp.*	451	121,675
Tractor Supply Co.	4,217	950,217
Travel + Leisure Co.	545	26,825
Ulta Beauty, Inc.*	335	128,623
Under Armour, Inc., Class A*	844	19,910
Vail Resorts, Inc.	538	178,460
VF Corp.	728	52,219
Victoria’s Secret & Co.*	130	7,056
Whirlpool Corp.	2,886	628,398
Williams-Sonoma, Inc.	2,769	539,512
YETI Holdings, Inc.*	385	35,482
Yum China Holdings, Inc.	1,155	57,866
Yum! Brands, Inc.	2,140	262,878

(Cost $16,727,286)		21,025,192

Consumer Staples - 4.2%
Albertsons Cos., Inc., Class A(a)	9,480	333,601
Altria Group, Inc.	6,654	283,727
Archer-Daniels-Midland Co.	2,495	155,214
Boston Beer Co., Inc., Class A*	276	124,523
Brown-Forman Corp., Class A	216	14,185
Brown-Forman Corp., Class B	739	51,996
Campbell Soup Co.	1,917	77,313
Casey’s General Stores, Inc.	1,295	251,606
Church & Dwight Co., Inc.	2,541	227,115
Clorox Co.	509	82,891
Coca-Cola Co.	666	34,932
Colgate-Palmolive Co.	2,745	205,930
Conagra Brands, Inc.	6,440	196,742
Constellation Brands, Inc., Class A	1,011	227,809
Costco Wholesale Corp.	585	315,537
Darling Ingredients, Inc.*	6,075	410,184
Estee Lauder Cos., Inc., Class A	579	192,269
Flowers Foods, Inc.	5,364	138,498
Freshpet, Inc.*	158	17,067
General Mills, Inc.	3,401	210,080
Grocery Outlet Holding Corp.*	738	21,372
Hain Celestial Group, Inc.*	1,335	52,639
Herbalife Nutrition Ltd.*	3,159	118,020
Hershey Co.	2,403	426,508
Hormel Foods Corp.	2,017	83,504
Ingredion, Inc.	1,525	142,023
J M Smucker Co.	3,403	430,377
Kellogg Co.	1,967	120,341
Keurig Dr Pepper, Inc.	2,069	70,325
Kimberly-Clark Corp.	1,045	136,174
Kraft Heinz Co.	3,079	103,485
Kroger Co.	10,054	417,543
Lamb Weston Holdings, Inc.	1,171	60,798
McCormick & Co., Inc.	1,122	96,290
Molson Coors Beverage Co., Class B	3,577	158,962
Mondelez International, Inc., Class A	2,470	145,582
Monster Beverage Corp.*	2,051	171,833
PepsiCo, Inc.	355	56,722
Philip Morris International, Inc.	2,303	197,920
Pilgrim’s Pride Corp.*	1,902	53,408
Post Holdings, Inc.*	1,239	119,687
Procter & Gamble Co.	330	47,711
Seaboard Corp.	9	35,010
Spectrum Brands Holdings, Inc.	986	98,699
Sysco Corp.	1,777	124,461
Tyson Foods, Inc., Class A	4,627	365,348
Walgreens Boots Alliance, Inc.	1,839	82,387
Walmart, Inc.	173	24,329

(Cost $7,021,783)		7,512,677

Energy - 1.0%
Baker Hughes Co.	3,091	72,144
Cheniere Energy, Inc.	2,839	297,556
Chevron Corp.	184	20,768
ConocoPhillips	618	43,340
Coterra Energy, Inc.	5,711	114,677
DT Midstream, Inc.	1,976	90,639
EOG Resources, Inc.	2,396	208,452
EQT Corp.*	1,801	34,993
Exxon Mobil Corp.	305	18,251
Hess Corp.	268	19,971
Kinder Morgan, Inc.	7,126	110,168
Marathon Oil Corp.	2,058	31,878
Marathon Petroleum Corp.	233	14,178
NOV, Inc.*	2,123	25,306
ONEOK, Inc.	1,365	81,682
Phillips 66	301	20,820
Pioneer Natural Resources Co.	967	172,436

Schlumberger N.V.	1,055	30,257
Texas Pacific Land Corp.	75	90,658
Valero Energy Corp.	292	19,547
Williams Cos., Inc.	7,805	209,096

(Cost $1,595,456)		1,726,817

Financials - 17.1%
Affiliated Managers Group, Inc.	2,543	432,641
Aflac, Inc.	10,325	558,995
AGNC Investment Corp. REIT	6,177	94,446
Alleghany Corp.*	295	190,830
Allstate Corp.	5,975	649,602
Ally Financial, Inc.	5,758	263,889
American Express Co.	415	63,204
American Financial Group, Inc.	2,170	289,934
American International Group, Inc.	341	17,937
Ameriprise Financial, Inc.	1,658	480,157
Annaly Capital Management, Inc. REIT	1,978	16,022
Aon PLC, Class A	1,424	421,176
Arch Capital Group Ltd.*	11,768	475,192
Ares Management Corp., Class A	513	41,635
Arthur J Gallagher & Co.	3,437	559,887
Assurant, Inc.	1,828	278,039
Assured Guaranty Ltd.	3,646	178,545
Athene Holding Ltd., Class A*	1,315	107,725
Axis Capital Holdings Ltd.	810	40,241
Bank of America Corp.	841	37,399
Bank of Hawaii Corp.	658	52,495
Bank of New York Mellon Corp.	4,104	224,858
Bank OZK	2,546	113,832
Berkshire Hathaway, Inc., Class B*	405	112,059
BlackRock, Inc.	154	139,310
Blackstone, Inc.	2,133	301,713
BOK Financial Corp.	292	30,137
Brown & Brown, Inc.	4,621	297,639
Capital One Financial Corp.	3,002	421,871
Carlyle Group, Inc.	950	51,955
Cboe Global Markets, Inc.	2,618	337,565
Charles Schwab Corp.	1,201	92,945
Chubb Ltd.	1,379	247,489
Cincinnati Financial Corp.	8,049	916,781
Citigroup, Inc.	438	27,901
Citizens Financial Group, Inc.	3,344	158,071
CME Group, Inc.	355	78,285
CNA Financial Corp.	951	39,600
Comerica, Inc.	2,367	195,348
Commerce Bancshares, Inc.	1,426	99,535
Credit Acceptance Corp.*	116	72,488
Cullen/Frost Bankers, Inc.	977	122,995
Discover Financial Services	2,007	216,455
East West Bancorp, Inc.	3,093	238,161
Equitable Holdings, Inc.	900	28,314
Erie Indemnity Co., Class A	425	78,969
Evercore, Inc., Class A	3,467	480,873
Everest Re Group Ltd.	822	210,744
FactSet Research Systems, Inc.	479	224,445
Fidelity National Financial, Inc.	12,863	629,129
Fifth Third Bancorp	4,185	176,398
First American Financial Corp.	5,051	374,683
First Citizens BancShares, Inc., Class A(a)	167	134,265
First Hawaiian, Inc.	2,955	77,569
First Horizon Corp.	11,670	188,237
First Republic Bank	985	206,515
FNB Corp.	7,173	83,637
Franklin Resources, Inc.	8,707	282,107
Globe Life, Inc.	3,429	296,746
Goldman Sachs Group, Inc.	197	75,055
Hanover Insurance Group, Inc.	1,803	219,515
Hartford Financial Services Group, Inc.	8,839	584,258
Huntington Bancshares, Inc.	10,122	150,210
Interactive Brokers Group, Inc., Class A	2,555	188,610
Intercontinental Exchange, Inc.	891	116,471
Invesco Ltd.	13,486	301,142
Janus Henderson Group PLC	6,952	297,059
Jefferies Financial Group, Inc.	13,424	504,474
Kemper Corp.	1,247	68,984
KeyCorp	9,939	223,031
KKR & Co., Inc.	1,443	107,431
Lazard Ltd., Class A	8,746	372,755
Lincoln National Corp.	1,655	109,776
Loews Corp.	2,073	110,823
LPL Financial Holdings, Inc.	3,487	549,586
M&T Bank Corp.	1,378	202,029
Markel Corp.*	246	293,926
MarketAxess Holdings, Inc.	93	32,800
Marsh & McLennan Cos., Inc.	2,329	382,003
Mercury General Corp.	2,289	116,785
MetLife, Inc.	6,000	351,960
MGIC Investment Corp.	18,897	266,448
Moody’s Corp.	500	195,320
Morgan Stanley	1,286	121,938
Morningstar, Inc.	944	292,952
MSCI, Inc.	579	364,452
Nasdaq, Inc.	1,833	372,521
New York Community Bancorp, Inc.	4,977	59,624
Northern Trust Corp.	1,822	210,805
Old Republic International Corp.	20,651	494,798
OneMain Holdings, Inc.	473	23,551
People’s United Financial, Inc.	9,214	157,007
Pinnacle Financial Partners, Inc.	1,797	171,452
PNC Financial Services Group, Inc.	1,072	211,184
Popular, Inc.	2,664	207,312
Primerica, Inc.	1,121	164,955
Principal Financial Group, Inc.	4,831	331,310
Progressive Corp.	7,645	710,526

Prosperity Bancshares, Inc.	1,300	92,664
Prudential Financial, Inc.	3,175	324,675
Raymond James Financial, Inc.	7,269	714,470
Regions Financial Corp.	11,395	259,236
Reinsurance Group of America, Inc.	1,562	148,249
RenaissanceRe Holdings Ltd.	352	54,247
Rocket Cos., Inc., Class A	546	8,463
S&P Global, Inc.(a)	373	169,987
Santander Consumer USA Holdings, Inc.(a)	1,565	65,339
SEI Investments Co.	2,511	149,731
Signature Bank	835	252,420
SLM Corp.	14,711	261,562
Starwood Property Trust, Inc. REIT	8,424	210,263
State Street Corp.	2,337	207,923
Sterling Bancorp	3,377	83,783
Stifel Financial Corp.	5,512	391,407
SVB Financial Group*	339	234,700
Synchrony Financial	12,604	564,533
Synovus Financial Corp.	1,940	87,863
T. Rowe Price Group, Inc.	3,568	713,422
Tradeweb Markets, Inc., Class A	600	57,600
Travelers Cos., Inc.	2,940	432,033
Truist Financial Corp.	3,237	191,986
Unum Group	6,645	153,499
US Bancorp	2,705	149,695
Virtu Financial, Inc., Class A	2,937	82,765
Voya Financial, Inc.	1,990	123,659
W.R. Berkley Corp.	3,001	229,997
Webster Financial Corp.	1,600	86,224
Wells Fargo & Co.	646	30,866
Western Alliance Bancorp	1,601	175,758
White Mountains Insurance Group Ltd.	262	262,760
Willis Towers Watson PLC	1,181	266,717
Wintrust Financial Corp.	155	13,567
Zions Bancorp NA	3,364	212,201

(Cost $26,950,922)		30,438,717

Health Care - 9.0%
Abbott Laboratories	589	74,079
AbbVie, Inc.	121	13,949
ABIOMED, Inc.*	125	39,348
Acadia Healthcare Co., Inc.*	266	14,941
Agilent Technologies, Inc.	1,924	290,332
Align Technology, Inc.*	293	179,178
Amedisys, Inc.*	558	77,925
AmerisourceBergen Corp.	874	101,166
Amgen, Inc.	367	72,989
Anthem, Inc.	1,594	647,531
Avantor, Inc.*	2,192	86,540
Baxter International, Inc.	929	69,276
Becton Dickinson and Co.	205	48,614
Biogen, Inc.*	509	119,992
Bio-Rad Laboratories, Inc., Class A*	776	584,483
Bio-Techne Corp.	635	299,739
Boston Scientific Corp.*	1,119	42,600
Bristol-Myers Squibb Co.	781	41,885
Bruker Corp.	2,163	175,181
Cardinal Health, Inc.	3,104	143,498
Catalent, Inc.*	672	86,460
Centene Corp.*	657	46,916
Cerner Corp.	2,634	185,565
Charles River Laboratories International, Inc.*	728	266,353
Chemed Corp.	352	163,853
Cigna Corp.	1,508	289,385
Cooper Cos., Inc.	277	104,282
CureVac NV*	438	21,120
CVS Health Corp.	3,890	346,443
Danaher Corp.	132	42,456
DaVita, Inc.*	3,011	284,540
DENTSPLY SIRONA, Inc.	1,950	95,043
Edwards Lifesciences Corp.*	1,685	180,817
Eli Lilly & Co.	298	73,916
Encompass Health Corp.	2,384	137,366
Envista Holdings Corp.*	897	34,804
Exelixis, Inc.*	390	6,548
Gilead Sciences, Inc.	537	37,015
Globus Medical, Inc., Class A*	2,009	125,804
HCA Healthcare, Inc.	1,747	394,106
Henry Schein, Inc.*	5,784	411,011
Hill-Rom Holdings, Inc.	789	122,690
Hologic, Inc.*	2,655	198,408
Horizon Therapeutics PLC*	1,489	154,499
Humana, Inc.	957	401,662
ICU Medical, Inc.*	367	83,019
IDEXX Laboratories, Inc.*	646	392,813
Illumina, Inc.*	115	42,013
Insulet Corp.*	51	14,710
Integra LifeSciences Holdings Corp.*	1,095	70,025
Intuitive Surgical, Inc.*	433	140,439
IQVIA Holdings, Inc.*	982	254,466
Jazz Pharmaceuticals PLC*	2,174	260,597
Johnson & Johnson	136	21,206
Laboratory Corp. of America Holdings*	3,041	867,689
Maravai LifeSciences Holdings, Inc., Class A*	2,142	98,403
Masimo Corp.*	243	67,583
McKesson Corp.	1,978	428,751
Medtronic PLC	605	64,554
Merck & Co., Inc.	530	39,702
Mettler-Toledo International, Inc.*	305	461,810
Molina Healthcare, Inc.*	1,199	341,931
Neurocrine Biosciences, Inc.*	98	8,159
Organon & Co.	18,761	548,384
PerkinElmer, Inc.	2,988	544,294

Perrigo Co. PLC	379	13,913
Pfizer, Inc.	2,199	118,152
Premier, Inc., Class A	2,674	99,125
QIAGEN NV*	2,005	110,536
Quest Diagnostics, Inc.	3,679	546,994
Regeneron Pharmaceuticals, Inc.*	86	54,742
Repligen Corp.*	247	70,766
ResMed, Inc.	777	198,018
Royalty Pharma PLC, Class A	428	17,022
Seagen, Inc.*	110	17,600
STERIS PLC	717	156,686
Stryker Corp.	300	70,989
Syneos Health, Inc.*	433	42,070
Teleflex, Inc.	110	32,716
Thermo Fisher Scientific, Inc.	221	139,855
United Therapeutics Corp.*	2,760	523,020
UnitedHealth Group, Inc.	136	60,414
Universal Health Services, Inc., Class B	3,969	471,239
Veeva Systems, Inc., Class A*	241	68,102
Vertex Pharmaceuticals, Inc.*	162	30,284
Waters Corp.*	1,200	393,684
West Pharmaceutical Services, Inc.	1,123	497,107
Zimmer Biomet Holdings, Inc.	454	54,298
Zoetis, Inc.	703	156,094

(Cost $13,417,759)		16,028,282

Industrials - 17.2%
3M Co.	907	154,226
A O Smith Corp.	6,295	497,620
Acuity Brands, Inc.	1,791	360,618
Advanced Drainage Systems, Inc.	1,950	241,234
AECOM*	869	59,909
AGCO Corp.	4,516	497,708
Allegion PLC	1,295	160,114
Allison Transmission Holdings, Inc.	2,133	73,780
AMERCO	765	538,988
AMETEK, Inc.	2,515	343,297
Armstrong World Industries, Inc.	150	15,895
Booz Allen Hamilton Holding Corp.	1,365	114,578
Builders FirstSource, Inc.*	1,036	71,940
BWX Technologies, Inc.	686	32,722
C.H. Robinson Worldwide, Inc.	2,558	243,240
CACI International, Inc., Class A*	714	185,233
Carlisle Cos., Inc.	1,975	444,770
Carrier Global Corp.	14,328	775,431
Caterpillar, Inc.	437	84,494
Cintas Corp.	471	198,851
Clean Harbors, Inc.*	1,030	104,483
Colfax Corp.*	683	31,719
Copart, Inc.*	2,612	379,158
CoStar Group, Inc.*	859	66,796
Crane Co.	1,387	133,901
CSX Corp.	5,368	186,055
Cummins, Inc.	2,086	437,538
Curtiss-Wright Corp.	832	104,682
Deere & Co.	600	207,324
Donaldson Co., Inc.	3,163	178,488
Dover Corp.	2,133	349,492
Dun & Bradstreet Holdings, Inc.*	662	12,578
Eaton Corp. PLC	2,336	378,572
Emerson Electric Co.	3,286	288,642
Equifax, Inc.	737	205,365
Expeditors International of Washington, Inc.	6,613	804,273
Fastenal Co.	6,523	385,966
FedEx Corp.	454	104,588
Flowserve Corp.	2,046	61,339
Fortive Corp.	2,197	162,292
Fortune Brands Home & Security, Inc.	3,001	301,691
FTI Consulting, Inc.*	1,594	232,867
Generac Holdings, Inc.*	1,129	475,580
General Dynamics Corp.	1,171	221,284
General Electric Co.	1,519	144,290
Graco, Inc.	5,053	368,313
GXO Logistics, Inc.*	596	57,246
HEICO Corp.	169	23,410
HEICO Corp., Class A	315	39,123
Hexcel Corp.*	314	16,133
Honeywell International, Inc.	548	110,828
Howmet Aerospace, Inc.	360	10,127
Hubbell, Inc.	1,526	298,638
Huntington Ingalls Industries, Inc.	1,259	223,485
IAA, Inc.*	764	36,901
IDEX Corp.	1,130	253,787
IHS Markit Ltd.	1,602	204,768
Illinois Tool Works, Inc.	838	194,542
ITT, Inc.	3,104	293,576
Jacobs Engineering Group, Inc.	4,157	592,622
JB Hunt Transport Services, Inc.	2,779	531,234
Johnson Controls International PLC	7,038	526,161
Kansas City Southern	1,406	408,935
Kirby Corp.*	249	13,003
Knight-Swift Transportation Holdings, Inc.	4,009	229,515
L3Harris Technologies, Inc.	977	204,271
Landstar System, Inc.	1,991	335,583
Leidos Holdings, Inc.	1,283	112,789
Lennox International, Inc.	1,149	355,064
Lincoln Electric Holdings, Inc.	2,002	270,190
Lockheed Martin Corp.	366	121,995
ManpowerGroup, Inc.	3,847	344,807
Masco Corp.	6,147	405,087
MasTec, Inc.*	1,625	149,776
Mercury Systems, Inc.*	122	5,972
Middleby Corp.*	1,098	191,799
MSA Safety, Inc.	912	130,708
MSC Industrial Direct Co., Inc., Class A	2,596	204,305

Nielsen Holdings PLC	12,359	236,798
Nordson Corp.	245	62,277
Norfolk Southern Corp.	949	251,741
Northrop Grumman Corp.	617	215,210
nVent Electric PLC	1,917	66,769
Old Dominion Freight Line, Inc.	1,232	437,569
Oshkosh Corp.	1,257	135,253
Otis Worldwide Corp.	4,362	350,705
Owens Corning	3,053	259,017
PACCAR, Inc.	1,431	119,374
Parker-Hannifin Corp.	450	135,927
Pentair PLC(a)	7,260	534,989
Quanta Services, Inc.	11,852	1,348,521
Regal Rexnord Corp.	1,837	290,430
Republic Services, Inc.	2,713	358,821
Robert Half International, Inc.	5,462	607,211
Rockwell Automation, Inc.	418	140,532
Rollins, Inc.	3,407	113,385
Roper Technologies, Inc.	181	84,011
Ryder System, Inc.	3,511	291,694
Schneider National, Inc., Class B	2,174	53,480
Science Applications International Corp.	1,059	88,840
Sensata Technologies Holding PLC*	2,597	144,653
Shoals Technologies Group, Inc., Class A*	2,011	56,509
SiteOne Landscape Supply, Inc.*	849	204,066
Snap-on, Inc.	3,306	680,738
Stanley Black & Decker, Inc.	1,411	246,586
Stericycle, Inc.*	1,638	92,547
Textron, Inc.	3,800	269,040
Timken Co.	2,469	162,534
Toro Co.	4,573	459,861
Trane Technologies PLC	2,989	557,897
TransDigm Group, Inc.*	70	40,464
TransUnion	830	92,288
Trex Co., Inc.*	1,079	143,259
Union Pacific Corp.	395	93,078
United Parcel Service, Inc., Class B	1,399	277,520
United Rentals, Inc.*	551	186,646
Univar Solutions, Inc.*	1,004	26,014
Valmont Industries, Inc.	1,596	381,492
Verisk Analytics, Inc.	464	104,340
Vertiv Holdings Co.	2,829	72,536
W.W. Grainger, Inc.	934	449,637
Waste Management, Inc.	1,955	314,110
Watsco, Inc.	2,119	620,252
Westinghouse Air Brake Technologies Corp.	1,130	100,310
Woodward, Inc.	874	92,469
XPO Logistics, Inc.*	596	43,174
Xylem, Inc.	2,775	336,080

(Cost $24,681,433)		30,748,958

Information Technology - 19.6%
Accenture PLC, Class A	481	171,909
Adobe, Inc.*	115	77,033
Advanced Micro Devices, Inc.*	583	92,330
Akamai Technologies, Inc.*	2,077	234,078
Allegro MicroSystems, Inc.*	1,822	56,901
Amdocs Ltd.	9,360	653,515
Amphenol Corp., Class A	6,953	560,273
Analog Devices, Inc.	6,509	1,173,247
ANSYS, Inc.*	467	182,821
Apple, Inc.	1,827	302,003
Applied Materials, Inc.	3,184	468,653
Arista Networks, Inc.*	2,188	271,443
Arrow Electronics, Inc.*	6,335	770,653
Aspen Technology, Inc.*	2,255	327,043
Atlassian Corp. PLC, Class A*	226	85,048
Autodesk, Inc.*	539	137,008
Automatic Data Processing, Inc.	1,151	265,754
Avnet, Inc.	8,478	307,497
Azenta, Inc.	822	92,968
Bentley Systems, Inc., Class B(a)	2,688	128,997
Black Knight, Inc.*	305	21,798
Broadcom, Inc.	219	121,256
Broadridge Financial Solutions, Inc.	2,332	393,105
Cadence Design Systems, Inc.*	3,150	558,999
CDK Global, Inc.	3,013	116,422
CDW Corp.	3,591	679,992
Ciena Corp.*	1,217	73,300
Cirrus Logic, Inc.*	2,217	177,759
Cisco Systems, Inc.	1,692	92,789
Citrix Systems, Inc.	856	68,848
Cognex Corp.	1,719	132,793
Cognizant Technology Solutions Corp., Class A	13,388	1,043,996
Coherent, Inc.*	89	23,045
CommScope Holding Co., Inc.*	1,235	12,301
Concentrix Corp.	1,053	174,798
Corning, Inc.	10,503	389,556
Datto Holding Corp.*(a)	551	12,926
Dell Technologies, Inc., Class C*	10,228	577,575
DocuSign, Inc.*	95	23,404
Dolby Laboratories, Inc., Class A	3,859	321,879
Dropbox, Inc., Class A*	2,361	58,104
Duck Creek Technologies, Inc.*	1,124	32,135
DXC Technology Co.*	1,453	43,575
Entegris, Inc.	4,186	611,491
EPAM Systems, Inc.*	1,751	1,065,571
Euronet Worldwide, Inc.*	123	12,469
F5, Inc.*	2,297	522,751
Fair Isaac Corp.*	145	51,204
Fidelity National Information Services, Inc.	249	26,021
First Solar, Inc.*	751	77,804
Fiserv, Inc.*	528	50,963
Five9, Inc.*	78	11,102

FleetCor Technologies, Inc.*	222	45,983
Fortinet, Inc.*	1,799	597,466
Gartner, Inc.*	3,076	960,481
Genpact Ltd.	3,470	167,497
Global Payments, Inc.	260	30,950
Globant SA*	235	62,277
GoDaddy, Inc., Class A*	276	19,367
Guidewire Software, Inc.*	143	16,637
Hewlett Packard Enterprise Co.	40,654	583,385
HP, Inc.	76,501	2,698,955
HubSpot, Inc.*	120	96,829
Intel Corp.	1,389	68,339
International Business Machines Corp.	1,907	223,310
Intuit, Inc.	651	424,647
IPG Photonics Corp.*	428	70,273
Jabil, Inc.	9,381	548,413
Jack Henry & Associates, Inc.	349	52,919
Jamf Holding Corp.*(a)	976	31,457
Juniper Networks, Inc.	5,551	172,803
Keysight Technologies, Inc.*	1,382	268,771
KLA Corp.	2,116	863,603
Kyndryl Holdings, Inc.*	381	6,020
Lam Research Corp.	442	300,494
Littelfuse, Inc.	484	144,464
Lumentum Holdings, Inc.*(a)	113	9,805
Mandiant, Inc.*	805	13,661
Manhattan Associates, Inc.*	828	129,301
Marvell Technology, Inc.	2,955	210,307
Mastercard, Inc., Class A	40	12,597
McAfee Corp., Class A	1,204	31,123
Microchip Technology, Inc.	1,823	152,093
Micron Technology, Inc.	3,023	253,932
Microsoft Corp.	508	167,940
MKS Instruments, Inc.	1,092	166,159
Monolithic Power Systems, Inc.	1,035	572,831
Motorola Solutions, Inc.	1,835	464,585
National Instruments Corp.	1,933	80,258
NCR Corp.*	3,680	143,152
NetApp, Inc.	15,004	1,333,556
NortonLifeLock, Inc.	6,898	171,415
Nuance Communications, Inc.*	6,953	385,822
NVIDIA Corp.	109	35,617
NXP Semiconductors NV	1,302	290,815
ON Semiconductor Corp.*	1,256	77,156
Oracle Corp.	1,707	154,893
Palo Alto Networks, Inc.*	593	324,335
Paychex, Inc.	3,541	422,087
Paycom Software, Inc.*	126	55,123
Paylocity Holding Corp.*	119	30,028
PayPal Holdings, Inc.*	99	18,304
Paysafe Ltd.*(a)	3,565	12,941
PTC, Inc.*	943	103,334
Qorvo, Inc.*	4,279	625,718
QUALCOMM, Inc.	907	163,768
salesforce.com, Inc.*	216	61,551
ServiceNow, Inc.*	184	119,177
Skyworks Solutions, Inc.	2,315	351,093
Snowflake, Inc., Class A*	45	15,307
Square, Inc., Class A*(a)	127	26,458
SS&C Technologies Holdings, Inc.	2,545	194,260
Switch, Inc., Class A	1,053	28,800
Synopsys, Inc.*	1,503	512,523
TD SYNNEX Corp.	3,613	373,801
Teledyne Technologies, Inc.*	271	112,544
Teradata Corp.*	3,153	136,903
Teradyne, Inc.	4,142	633,188
Texas Instruments, Inc.	1,707	328,376
Trimble, Inc.*	2,722	233,738
Tyler Technologies, Inc.*	594	308,274
Ubiquiti, Inc.(a)	45	13,468
Unity Software, Inc.*(a)	233	40,167
Universal Display Corp.	261	37,336
VeriSign, Inc.*	929	222,876
Viasat, Inc.*	540	23,917
Visa, Inc., Class A	71	13,758
VMware, Inc., Class A	5,545	647,323
Vontier Corp.	6,761	213,039
Western Digital Corp.*	982	56,799
Western Union Co.	6,323	100,030
WEX, Inc.*	110	13,906
Workday, Inc., Class A*	372	102,014
Xerox Holdings Corp.	3,675	67,694
Xilinx, Inc.	1,800	411,210
Zebra Technologies Corp., Class A*	750	441,585
Zendesk, Inc.*(a)	277	28,284

(Cost $26,710,308)		34,876,300

Materials - 7.7%
Air Products and Chemicals, Inc.	707	203,220
Albemarle Corp.	1,316	350,701
Alcoa Corp.	1,269	59,047
Amcor PLC	20,609	233,294
AptarGroup, Inc.	1,539	184,049
Ashland Global Holdings, Inc.	201	20,315
Avery Dennison Corp.	2,578	528,670
Axalta Coating Systems Ltd.*	2,316	70,221
Ball Corp.	1,563	146,062
Berry Global Group, Inc.*	7,457	514,906
Celanese Corp.	5,785	875,618
CF Industries Holdings, Inc.	5,260	318,703
Chemours Co.	956	28,393
Corteva, Inc.	10,684	480,780
Crown Holdings, Inc.	3,955	418,439
Dow, Inc.	3,153	173,194
DuPont de Nemours, Inc.	1,614	119,371

Eagle Materials, Inc.	3,539	545,785
Eastman Chemical Co.	4,200	438,018
Ecolab, Inc.	373	82,608
Element Solutions, Inc.	5,333	121,966
FMC Corp.	938	93,978
Freeport-McMoRan, Inc.	1,536	56,955
Graphic Packaging Holding Co.	10,400	205,296
Huntsman Corp.	8,518	269,935
International Flavors & Fragrances, Inc.	409	58,148
International Paper Co.	16,099	732,826
Louisiana-Pacific Corp.	6,854	447,909
LyondellBasell Industries NV, Class A	1,583	137,927
Martin Marietta Materials, Inc.	974	393,019
Mosaic Co.	5,594	191,427
NewMarket Corp.	64	21,203
Newmont Corp.	4,732	259,881
Nucor Corp.	7,554	802,688
Olin Corp.	618	33,588
Packaging Corp. of America	2,927	382,237
PPG Industries, Inc.	1,956	301,557
Reliance Steel & Aluminum Co.	4,808	714,613
Royal Gold, Inc.	505	50,515
RPM International, Inc.	1,674	152,401
Scotts Miracle-Gro Co.	2,250	326,003
Sealed Air Corp.	6,196	384,896
Sherwin-Williams Co.	921	305,072
Silgan Holdings, Inc.	2,556	105,997
Sonoco Products Co.	3,933	228,625
Southern Copper Corp.	916	53,586
Steel Dynamics, Inc.	5,041	301,452
Sylvamo Corp.*	1,460	44,209
Valvoline, Inc.	3,698	125,991
Vulcan Materials Co.	1,185	227,093
Westlake Chemical Corp.	1,029	95,615
Westrock Co.	7,800	338,442

(Cost $11,925,402)		13,756,444

Real Estate - 5.2%
Alexandria Real Estate Equities, Inc. REIT	506	101,235
American Campus Communities, Inc. REIT	937	48,480
American Homes 4 Rent, Class A REIT	2,355	94,412
American Tower Corp. REIT	101	26,510
Americold Realty Trust REIT	872	28,462
Apartment Income REIT Corp. REIT	1,416	71,876
AvalonBay Communities, Inc. REIT	1,197	285,927
Boston Properties, Inc. REIT	1,954	210,719
Brixmor Property Group, Inc. REIT	3,770	85,730
Camden Property Trust REIT	798	131,838
CBRE Group, Inc., Class A*	8,695	830,981
CoreSite Realty Corp. REIT	300	51,315
Cousins Properties, Inc. REIT	2,151	81,222
Crown Castle International Corp. REIT	279	50,680
CubeSmart REIT	5,766	310,903
CyrusOne, Inc. REIT	212	18,872
Digital Realty Trust, Inc. REIT	298	49,986
Douglas Emmett, Inc. REIT	925	30,312
Duke Realty Corp. REIT	3,304	192,722
Equinix, Inc. REIT	36	29,239
Equity LifeStyle Properties, Inc. REIT	1,362	110,731
Equity Residential REIT	3,060	261,049
Essex Property Trust, Inc. REIT	671	227,764
Extra Space Storage, Inc. REIT	2,858	571,600
Federal Realty Investment Trust REIT	642	78,754
First Industrial Realty Trust, Inc. REIT	3,039	183,586
Gaming and Leisure Properties, Inc. REIT	1,032	46,564
Healthcare Trust of America, Inc., Class A REIT	1,054	35,794
Healthpeak Properties, Inc. REIT	3,488	114,616
Highwoods Properties, Inc. REIT	3,102	134,006
Howard Hughes Corp.*	178	14,594
Hudson Pacific Properties, Inc. REIT	552	13,436
Invitation Homes, Inc. REIT	2,252	91,071
Iron Mountain, Inc. REIT(a)	9,372	425,864
Jones Lang LaSalle, Inc.*	2,792	655,869
Kilroy Realty Corp. REIT	869	56,077
Kimco Realty Corp. REIT	19,968	447,682
Lamar Advertising Co., Class A REIT	1,456	159,083
Life Storage, Inc. REIT	2,065	272,869
Medical Properties Trust, Inc. REIT	3,613	76,921
Mid-America Apartment Communities, Inc. REIT	1,115	229,969
National Retail Properties, Inc. REIT	2,050	90,405
Omega Healthcare Investors, Inc. REIT(a)	490	13,691
Orion Office REIT, Inc. REIT*	197	3,501
Prologis, Inc. REIT	786	118,489
Public Storage REIT	1,412	462,261
Rayonier, Inc. REIT	1,982	74,860
Realty Income Corp. REIT	1,925	130,746
Regency Centers Corp. REIT	899	62,337
Rexford Industrial Realty, Inc. REIT	1,055	73,934
SBA Communications Corp. REIT	40	13,752
Simon Property Group, Inc. REIT	914	139,696
SL Green Realty Corp. REIT(a)	2,431	168,784
Spirit Realty Capital, Inc. REIT	678	30,212
STORE Capital Corp. REIT	1,907	62,817
Sun Communities, Inc. REIT	406	76,563
UDR, Inc. REIT	1,465	83,109
Ventas, Inc. REIT	742	34,815
VICI Properties, Inc. REIT(a)	6,415	174,488
Welltower, Inc. REIT	485	38,616
Weyerhaeuser Co. REIT	12,145	456,773
WP Carey, Inc. REIT	1,465	111,853

(Cost $7,738,908)		9,361,022

Utilities - 4.1%
AES Corp.	24,536	573,652

Alliant Energy Corp.	2,998	164,260
Ameren Corp.	3,180	259,456
American Electric Power Co., Inc.	2,423	196,384
American Water Works Co., Inc.	1,265	213,241
Atmos Energy Corp.	1,052	95,017
Avangrid, Inc.(a)	1,290	65,300
Brookfield Renewable Corp., Class A	899	33,290
CenterPoint Energy, Inc.	7,031	182,173
CMS Energy Corp.	2,687	158,130
Consolidated Edison, Inc.	2,727	211,724
Dominion Energy, Inc.	926	65,931
DTE Energy Co.	3,941	426,968
Duke Energy Corp.	2,507	243,204
Edison International	2,324	151,711
Entergy Corp.	2,666	267,506
Essential Utilities, Inc.	999	47,223
Evergy, Inc.	2,988	189,140
Eversource Energy	1,461	120,197
Exelon Corp.	7,666	404,228
FirstEnergy Corp.	3,009	113,319
Hawaiian Electric Industries, Inc.	3,165	120,238
IDACORP, Inc.	1,399	146,363
MDU Resources Group, Inc.	10,777	293,458
National Fuel Gas Co.	2,785	161,001
NextEra Energy, Inc.	1,019	88,429
NiSource, Inc.	5,424	132,942
NRG Energy, Inc.	2,769	99,739
OGE Energy Corp.	2,824	96,920
Pinnacle West Capital Corp.	2,640	171,732
PPL Corp.	9,891	275,267
Public Service Enterprise Group, Inc.	7,039	439,867
Sempra Energy	2,047	245,374
Southern Co.	4,148	253,443
UGI Corp.	7,516	310,035
Vistra Corp.	2,811	55,883
WEC Energy Group, Inc.	1,823	158,473
Xcel Energy, Inc.	2,740	174,620

(Cost $7,157,527)		7,405,838

TOTAL COMMON STOCKS
(Cost $148,578,107)		177,479,094

SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
(Cost $425,061)	425,061	425,061

CASH EQUIVALENTS - 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
(Cost $591,377)	591,377	591,377

TOTAL INVESTMENTS - 100.1% (Cost $149,594,545)		$178,495,532
Other assets and liabilities, net - (0.1%)		(170,306)

NET ASSETS - 100.0%		$178,325,226

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
639,018	—	(213,957) (d)	—	—	10	—	425,061	425,061
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
426,619	1,229,747	(1,064,989)	—	—	36	—	591,377	591,377

1,065,637	1,229,747	(1,278,946)	—	—	46	—	1,016,438	1,016,438

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $2,516,866, which is 1.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,224,656.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

REIT:	Real Estate Investment Trust

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
E-Mini S&P 500 Futures	USD	3	$677,841	$684,938	12/17/2021	$7,098

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$177,479,094	$—	$—	$177,479,094
Short-Term Investments (f)	1,016,438	—	—	1,016,438
Derivatives (g)
Futures Contracts	7,098	—	—	7,098

TOTAL	$178,502,630	$—	$—	$178,502,630

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.